BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                                 Investor Class

                       Supplement dated February 18, 2003
                      to Prospectus dated December 31, 2002

REVISIONS RELATING TO THE TEMPORARY OPENING OF THE BOSTON PARTNERS LONG/SHORT EQUITY FUND TO NEW INVESTORS EFFECTIVE FEBRUARY 18, 2002.

                  The fourth paragraph under the caption "Introduction" on page 3 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety and replaced with the following paragraph.

         The Boston Partners Long/Short Equity Fund is open to new investors from February 18, 2003 through March 4, 2003. The Fund will be closed to new investors effective March 5, 2003. Please read "Other Purchase Information" beginning on page 35 for more information.

                  The third paragraph under the caption "Shareholder Information
- Other Purchase Information" on page 35 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety and replaced with the following paragraph.

         The Boston Partners Long/Short Equity Fund is open to new investors from February 18, 2003 through March 4, 2003. The Fund will be closed to new investors effective March 5, 2003, subject to the limitations discussed above.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                               Institutional Class

                       Supplement dated February 18, 2003
                      to Prospectus dated December 31, 2002


REVISIONS RELATING TO THE TEMPORARY OPENING OF THE BOSTON PARTNERS LONG/SHORT EQUITY FUND TO NEW INVESTORS EFFECTIVE FEBRUARY 18, 2002.

                  The fourth paragraph under the caption "Introduction To The Risk/Return Summary" on page 3 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety and replaced with the following paragraph.

         The Boston Partners Long/Short Equity Fund is open to new investors from February 18, 2003 through March 4, 2003. The Fund will be closed to new investors effective March 5, 2003. Please read "Other Purchase Information" beginning on page 35 for more information.

                  The third paragraph under the caption "Shareholder Information
- Other Purchase Information" on pages 35 and 36 of the Prospectus, which states in part that "the Boston Partners Long/Short Equity Fund is closed to new investors," is removed in its entirety and replaced with the following paragraph.

         The Boston Partners Long/Short Equity Fund is open to new investors from February 18, 2003 through March 4, 2003. The Fund will be closed to new investors effective March 5, 2003, subject to the limitations discussed above.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.